Income Taxes - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
Income Tax Contingency [Line Items]
Effective income tax rate	(0.49%)	(0.49%)	(0.55%)	(1.17%)
Operating loss carryforwards		$ 236.1	$ 233.0
Reversal of valuation allowance		$ 6.8
Hong Kong
Income Tax Contingency [Line Items]
Effective income tax rate for first HK$2 million	8.25%	8.25%
Effective income tax rate for remaining income	16.50%	16.50%
Limit for reduced income tax rate	$ 2
Domestic Tax Authority | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards		$ 18.8	35.4
State and Local Jurisdiction | United States | Agora Lab, Inc.
Income Tax Contingency [Line Items]
Operating loss carryforwards		$ 18.7	$ 35.3